CURRENT AND LONG-TERM RECEIVABLES (Tables)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Receivables [Abstract]
Schedule of Receivables

CURRENT RECEIVABLES – NET	March 31, 2024	December 31, 2023

Customer receivables	$5,590	$5,952
Non-income based tax receivables	1,101	1,048
Supplier advances and other receivables	817	924
Other receivables	$1,917	$1,972

Allowance for credit losses	(516)	(515)
Total current receivables – net	$6,992	$7,409
Activity in the allowance for credit losses related to current receivables for the three months ended March 31, 2024 and 2023, respectively, consists of the following:

ALLOWANCE FOR CREDIT LOSSES	2024	2023
Balance as of January 1	$515	$674
Net additions (releases) charged to costs and expenses	(1)	(6)
Write-offs, net	—	(24)
Foreign exchange and other	2	7
Balance as of March 31	$516	$651

LONG-TERM RECEIVABLES	March 31, 2024	December 31, 2023
Long-term customer receivables	$300	$316
Supplier advances	239	243
Non-income based tax receivables	134	136
Other receivables	198	190
Allowance for credit losses	(177)	(184)
Total long-term receivables – net	$694	$701

Current Receivables – net
As of December 31,	2023	2022
Customer receivables	$5,952	$5,676
Non-income based tax receivables	1,048	981
Supplier advances and other receivables	924	517
Other receivables	$1,972	$1,498
Allowance for credit losses	(515)	(674)
Total current receivables – net	$7,409	$6,500

Activity in the allowance for credit losses related to current receivables for the years ended December 31, 2023, 2022 and 2021 consists of the following:

Allowance for Credit Losses
Balance as of January 1, 2021	$716
Net additions (releases) charged to costs and expenses	151
Write-offs, net	(73)
Foreign exchange and other	(23)
Balance as of December 31, 2021	$771
Net additions (releases) charged to costs and expenses	9
Write-offs, net	(11)
Foreign exchange and other(a)	(95)
Balance as of December 31, 2022	$674
Net additions (releases) charged to costs and expenses	(7)
Write-offs, net	(163)
Foreign exchange and other	11
Balance as of December 31, 2023	$515

Long-term Receivables
As of December 31,	2023	2022
Long-term customer receivables(a)	$316	$350
Supplier advances	243	231
Non-income based tax receivables	136	198
Other receivables	190	156
Allowance for credit losses	(184)	(192)
Total long-term receivables – net	$701	$743